Operating exceptional items (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Exceptional Items [abstract]
Summary of Operating Exceptional Items

	Note	2025	2024	2023
		$m	$m	$m
Global efficiency programme	(a)	(12)	–	–
Commercial litigation and disputes	(b)	(9)	(12)	–
Share of profits on the Barclay associate	(c)	–	–	18
Business interruption insurance	(d)	–	–	10
Impairment reversal on financial assets	(e)	–	6	–
Impairment reversal on property, plant and equipment	(f)	–	3	–
Impairment reversal on contract assets	(g)	–	3	–
Operating exceptional items		(21)	–	28

Operating exceptional items analysed as:
Americas		(2)	4	27
EMEAA		(13)	(4)	1
Central		(6)	–	–
		(21)	–	28

Cash flows relating to operating exceptional items	(h)	(23)	8	(29)